Long Term Investments - Schedule of Long Term Investments, Net (Parenthetical) (Detail)	1 Months Ended											12 Months Ended
	Apr. 30, 2018 USD ($) shares	Mar. 23, 2018 shares	Nov. 30, 2017 USD ($)	Jul. 31, 2017	Apr. 30, 2017 USD ($)	Feb. 28, 2017	Nov. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) shares	Aug. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2014 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)	May 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Aug. 31, 2017 USD ($) shares	Jul. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	May 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jul. 01, 2012	Mar. 05, 2012 USD ($)
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments												$ (379,000)	$ (3,289,000)	$ (4,425,000)
Long term investment												$ 433,333,000	217,259,000
Investment ownership interest												50.00%
Gain recognized on sale of equity interest												$ 7,366,000	7,086,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												50.00%
Assets management plan
Schedule of Equity Method Investments [Line Items]
Long term investment									$ 7,315,000
Unrealized holding gains (loss)												$ 850,000	110,000	61,000
Maturity period of long term investment									5 years
Third Party Companies [Member]
Schedule of Equity Method Investments [Line Items]
Number of companies																	9
Third Party Companies [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest																	$ 0.0686
Third Party Companies [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest																	$ 0.50
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest							19.50%
Unrealized holding gains (loss)												42,128,000	$ 10,567,000	19,407,000
Cash consideration							$ 11,437,000			$ 3,398,000
Alo7.com [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment											$ 2,576,000											$ 10,000,000	$ 300,000		$ 1,000,000
Investment ownership interest													14.30%
Unrealized holding gains (loss)												(2,975,000)	$ (8,678,000)	1,704,000
Noncontrolling interest, equity ownership percentage																								3.40%
Uhozz [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment															$ 9,000,000						$ 460,000
Investment ownership interest															15.18%						10.00%
Unrealized holding gains (loss)												(5,726,000)	4,838,000	4,254,000
Shengzhouying [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment														$ 6,839,000				$ 759,000
Investment ownership interest														10.00%
Unrealized holding gains (loss)												$ 836,000	0	$ 0
Shengzhouying [Member] | Series C Plus Preferred Share [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership | shares																		139,094
Asia Pacific [Member]
Schedule of Equity Method Investments [Line Items]
Investment in subscription agreement			$ 8,011,000		$ 3,205,000
Equity share in subscription agreement			35.00%		35.00%
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												8.00%
Unrealized holding gains (loss)												$ 101,779,000	8,129,000	0
Sunlands [Member] | Redeemable Preferred Shares [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																			$ 12,205,000
Investment ownership interest												9.80%							4.90%
Sunlands [Member] | Series A Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest	$ 10,000,000
Long term investments, shares | shares	34,783,000	529,426,000
Sunlands [Member] | Convertible Bond [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																				$ 12,310,000
Boxfish [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest	$ 15,000,000
Investment ownership interest	6.52%
Investments, Fair Value												$ 0
Kaisheng Culture [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment					$ 7,342,000
Investment ownership interest					8.33%
Unrealized holding gains (loss)												3,921,000	0
Tarena [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment											$ 13,500,000
Unrealized holding gains (loss)												(7,040,000)	9,750,000	$ (1,005,000)
Equity ownership interest classified as available for sale											3.00%
Equity interest sold				1.00%
Gain recognized on sale of equity interest												4,545,000
Yuxueyuan [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																$ 15,516,000
Investment ownership interest																10.00%
Yuxueyuan [Member] | Series C Plus Preferred Share [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest																$ 9,316,000
Investment ownership | shares																11,073,049,000
Yuxueyuan [Member] | Series B1 Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest																$ 6,200,000
Investment ownership | shares																8,490,642,000
Lele Global [Member] | Series B One Redeemable Convertible Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment								$ 8,500,000
Unrealized holding gains (loss)								$ 0				52,000	605,000
Equity ownership interest								8.50%
Convertible redeemable preferred shares acquired | shares								48,796,296
ROBOROBO [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment	$ 4,356,000
Investment ownership interest						18.00%
Unrealized holding gains (loss)												$ (1,450,000)	423,000
Gain recognized on sale of equity interest													$ 7,086,000
Shengtong [Member]
Schedule of Equity Method Investments [Line Items]
Business combination, consideration transferred, equity interests issued or issuable, percent						1.87%